Property and equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Computer software and web development	$229,436	$229,527
Computer equipment	23,945	23,738
Buildings	—	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,166	1,166
Computer software and web development projects in-process	3,739	2,157

Property and equipment, gross	262,886	266,346
Less: Accumulated depreciation	(226,326)	(221,291)

Total property and equipment, net	$36,560	$45,055

Property and equipment, net consists of the following (in thousands):

	December 31,
	2023	2022
Computer software and web development	$229,527	$236,533
Computer equipment	23,738	24,240
Buildings	5,158	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,166	1,222
Computer software and web development projects in-process	2,157	5,147

Property and equipment, gross	266,346	276,900
Less: Accumulated depreciation	(221,291)	(202,753)

Property and equipment, net	$45,055	$74,147

Summary of depreciation expense related to property and equipment
The Company recorded depreciation expense related to property and equipment in the following expense categories of its unaudited condensed consolidated statements of operations as follows (in thousands):

	Three months ended March 31,
	2024	2023
Cost of revenue	$2,058	$4,932
Enterprise technology and development	3,320	4,503
General and administrative	—	1

Total depreciation	$5,378	$9,436

The Company recorded depreciation expense related to property and equipment in the following expense categories of its consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$17,994	$27,137
Selling and marketing	—	381
Enterprise technology and development	16,463	28,833
General and administrative	3	242

Total depreciation	$34,460	$56,593